Nationwide Destination 2045 Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	13.82%	11.72%
S&P Target Date To 2045 Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.55%	9.54%		10.10%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.25%	6.90%		8.84%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.31%	4.58%		6.43%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.71%	4.86%		6.39%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.90%	7.88%		9.21%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.84%	8.71%		10.03%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.47%	8.41%		9.74%